Derivative Financial Instruments - Derivative Assets and Liabilities held for Hedging and Trading (Details) ₺ in Thousands, € in Thousands, ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 TRY (₺)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 TRY (₺)
Disclosure of detailed information about financial instruments [line items]
Derivative Financial Asset Used for Hedging, Fair Value				₺ 642,623				₺ 483,448
Derivative Financial Asset Held for Trading, Fair Value				360,047				443,880
Derivative financial liabilities held for trading, fair value				(41,132)				(72,539)
Derivatives liabilities held for hedging, fair value				(66,851)
Cross currency swap contracts one [member]
Disclosure of detailed information about financial instruments [line items]
Derivative Assets Used For Hedging Sell Position Notional Amount				99,127				115,628
Derivative Assets Used For Hedging Buy Position Notional Amount | ¥	¥ 162,121				¥ 189,107
Derivative Financial Asset Used for Hedging, Fair Value				97,229				50,171
Derivative Assets Used For Trading Sell Position Notional Amount				45,504				242,873
Derivative Assets Used For Trading Buy Position Notional Amount		€ 7,200					$ 70,500
Derivative Financial Asset Held for Trading, Fair Value				20,853				178,968
Derivative Liabilities Held For Trading Sell Position Notional Amount				188,851
Derivative Liabilities Held For Trading Buy Position Notional Amount | €		19,900
Derivative financial liabilities held for trading, fair value				(11,663)
Cross currency swap contracts two [member]
Disclosure of detailed information about financial instruments [line items]
Derivative Assets Used For Trading Sell Position Notional Amount				99,154				269,451
Derivative Assets Used For Trading Buy Position Notional Amount | $			$ 17,143				70,500
Derivative Financial Asset Held for Trading, Fair Value				31,140				148,452
Derivative Liabilities Held For Trading Sell Position Notional Amount				224,100
Derivative Liabilities Held For Trading Buy Position Notional Amount | €		24,000
Derivative financial liabilities held for trading, fair value				(2,021)
Cross currency swap contracts three [member]
Disclosure of detailed information about financial instruments [line items]
Derivative Assets Used For Trading Sell Position Notional Amount				98,537				137,952
Derivative Assets Used For Trading Buy Position Notional Amount | $			17,143				24,000
Derivative Financial Asset Held for Trading, Fair Value				31,575				5,625
Derivative Liabilities Held For Trading Sell Position Notional Amount				154,600
Derivative Liabilities Held For Trading Buy Position Notional Amount | $			20,000
Derivative financial liabilities held for trading, fair value				(6,747)
Cross currency swap contracts four [member]
Disclosure of detailed information about financial instruments [line items]
Derivative Assets Used For Trading Sell Position Notional Amount				30,707				138,816
Derivative Assets Used For Trading Buy Position Notional Amount	38,801						24,000
Derivative Financial Asset Held for Trading, Fair Value				14,535				5,044
Cross currency swap contracts five [member]
Disclosure of detailed information about financial instruments [line items]
Derivative Assets Used For Trading Sell Position Notional Amount								84,224
Derivative Assets Used For Trading Buy Position Notional Amount | €						€ 15,040
Derivative Financial Asset Held for Trading, Fair Value								10,691
Cross currency swap contracts six [member]
Disclosure of detailed information about financial instruments [line items]
Derivative Assets Used For Trading Sell Position Notional Amount								91,008
Derivative Assets Used For Trading Buy Position Notional Amount | €						14,400
Derivative Financial Asset Held for Trading, Fair Value								5,141
Cross currency swap contracts seven [member]
Disclosure of detailed information about financial instruments [line items]
Derivative Assets Used For Trading Sell Position Notional Amount								35,818
Derivative Assets Used For Trading Buy Position Notional Amount | ¥					¥ 45,259
Derivative Financial Asset Held for Trading, Fair Value								944
FX swap one [member]
Disclosure of detailed information about financial instruments [line items]
Derivative Assets Used For Trading Sell Position Notional Amount				73,135			20,000
Derivative Assets Used For Trading Buy Position Notional Amount			10,000					117,860
Derivative Financial Asset Held for Trading, Fair Value				319				67
Derivative Liabilities Held For Trading Sell Position Notional Amount | €		5,000				50,000
Derivative Liabilities Held For Trading Buy Position Notional Amount | $			6,116				55,488
Derivative financial liabilities held for trading, fair value				(148)				(3,005)
FX swap two [member]
Disclosure of detailed information about financial instruments [line items]
Derivative Assets Used For Trading Sell Position Notional Amount | $							20,000
Derivative Assets Used For Trading Buy Position Notional Amount								117,900
Derivative Financial Asset Held for Trading, Fair Value								51
Derivative Liabilities Held For Trading Sell Position Notional Amount | €		33,000				75,000
Derivative Liabilities Held For Trading Buy Position Notional Amount | $			40,075				83,232
Derivative financial liabilities held for trading, fair value				(3,148)				(4,512)
FX swap three [member]
Disclosure of detailed information about financial instruments [line items]
Derivative Liabilities Held For Trading Sell Position Notional Amount				186,488		175,000
Derivative Liabilities Held For Trading Buy Position Notional Amount | $			25,000				194,560
Derivative financial liabilities held for trading, fair value				(2,851)				(8,508)
FX swap four [member]
Disclosure of detailed information about financial instruments [line items]
Derivative Liabilities Held For Trading Sell Position Notional Amount				73,865		50,000
Derivative Liabilities Held For Trading Buy Position Notional Amount | $			10,000				55,588
Derivative financial liabilities held for trading, fair value				(411)				(2,432)
FX swap five [member]
Disclosure of detailed information about financial instruments [line items]
Derivative Liabilities Held For Trading Sell Position Notional Amount	¥ 10,500					50,000
Derivative Liabilities Held For Trading Buy Position Notional Amount | $			1,544				55,588
Derivative financial liabilities held for trading, fair value				(488)				(2,434)
FX swap six [member]
Disclosure of detailed information about financial instruments [line items]
Derivative Liabilities Held For Trading Sell Position Notional Amount | €						85,000
Derivative Liabilities Held For Trading Buy Position Notional Amount | $							94,397
Derivative financial liabilities held for trading, fair value								(4,748)
FX swap seven [member]
Disclosure of detailed information about financial instruments [line items]
Derivative Liabilities Held For Trading Sell Position Notional Amount | €						90,000
Derivative Liabilities Held For Trading Buy Position Notional Amount | $							100,492
Derivative financial liabilities held for trading, fair value								(2,301)
FX swap eight [member]
Disclosure of detailed information about financial instruments [line items]
Derivative Liabilities Held For Trading Sell Position Notional Amount | €						20,000
Derivative Liabilities Held For Trading Buy Position Notional Amount | $							22,332
Derivative financial liabilities held for trading, fair value								(510)
FX swap nine [member]
Disclosure of detailed information about financial instruments [line items]
Derivative Liabilities Held For Trading Sell Position Notional Amount | €						175,000
Derivative Liabilities Held For Trading Buy Position Notional Amount | $							195,346
Derivative financial liabilities held for trading, fair value								(4,875)
FX swap ten [member]
Disclosure of detailed information about financial instruments [line items]
Derivative Liabilities Held For Trading Sell Position Notional Amount | €						50,000
Derivative Liabilities Held For Trading Buy Position Notional Amount | $							55,825
Derivative financial liabilities held for trading, fair value								(1,448)
FX swap eleven [member]
Disclosure of detailed information about financial instruments [line items]
Derivative Liabilities Held For Trading Sell Position Notional Amount | €						70,000
Derivative Liabilities Held For Trading Buy Position Notional Amount | $							78,154
Derivative financial liabilities held for trading, fair value								(2,036)
FX swap twelve [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative Liabilities Held For Trading Sell Position Notional Amount | €						90,000
Derivative Liabilities Held For Trading Buy Position Notional Amount | $							100,484
Derivative financial liabilities held for trading, fair value								(2,612)
FX swap thirteen [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative Liabilities Held For Trading Sell Position Notional Amount | €						50,000
Derivative Liabilities Held For Trading Buy Position Notional Amount | $							55,825
Derivative financial liabilities held for trading, fair value								(1,448)
FX swap fourteen [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative Liabilities Held For Trading Sell Position Notional Amount								11,211
Derivative Liabilities Held For Trading Buy Position Notional Amount | $							1,860
Derivative financial liabilities held for trading, fair value								(3)
Participating cross currency swap contracts one [member]
Disclosure of detailed information about financial instruments [line items]
Derivative Assets Used For Hedging Sell Position Notional Amount				1,903,692				1,820,280
Derivative Assets Used For Hedging Buy Position Notional Amount | €		366,800				433,400
Derivative Financial Asset Used for Hedging, Fair Value				221,937				148,066
Derivative Assets Used For Trading Sell Position Notional Amount				218,295				172,772
Derivative Assets Used For Trading Buy Position Notional Amount | €		32,008				28,002
Derivative Financial Asset Held for Trading, Fair Value				67,361				9,904
Derivative Liabilities Held For Trading Sell Position Notional Amount				195,850				105,848
Derivative Liabilities Held For Trading Buy Position Notional Amount | $			25,000				18,668
Derivative financial liabilities held for trading, fair value				(3,811)				(14,265)
Participating cross currency swap contracts two [member]
Disclosure of detailed information about financial instruments [line items]
Derivative Assets Used For Hedging Sell Position Notional Amount				239,107				257,478
Derivative Assets Used For Hedging Buy Position Notional Amount | €		48,012				56,004
Derivative Financial Asset Used for Hedging, Fair Value				17,202				7,675
Derivative Assets Used For Trading Sell Position Notional Amount				148,117				171,092
Derivative Assets Used For Trading Buy Position Notional Amount | €		24,006				28,002
Derivative Financial Asset Held for Trading, Fair Value				62,688				21,355
Derivative Liabilities Held For Trading Sell Position Notional Amount				155,340				162,552
Derivative Liabilities Held For Trading Buy Position Notional Amount | $			20,000				28,002
Derivative financial liabilities held for trading, fair value				(5,890)				(4,691)
Participating cross currency swap contracts three [member]
Disclosure of detailed information about financial instruments [line items]
Derivative Assets Used For Hedging Sell Position Notional Amount				118,650				85,593
Derivative Assets Used For Hedging Buy Position Notional Amount		17,146					18,668
Derivative Financial Asset Used for Hedging, Fair Value				35,940				21,581
Derivative Assets Used For Trading Sell Position Notional Amount				146,677				227,750
Derivative Assets Used For Trading Buy Position Notional Amount | €		24,006				37,336
Derivative Financial Asset Held for Trading, Fair Value				80,075				8,705
Participating cross currency swap contracts four [member]
Disclosure of detailed information about financial instruments [line items]
Derivative Assets Used For Hedging Sell Position Notional Amount				224,536				145,000
Derivative Assets Used For Hedging Buy Position Notional Amount | $			40,010				50,000
Derivative Financial Asset Used for Hedging, Fair Value				55,830				97,030
Derivative Assets Used For Trading Sell Position Notional Amount				73,747				77,520
Derivative Assets Used For Trading Buy Position Notional Amount | €		€ 10,861				12,000
Derivative Financial Asset Held for Trading, Fair Value				19,909				1,097
Participating cross currency swap contracts five [member]
Disclosure of detailed information about financial instruments [line items]
Derivative Assets Used For Hedging Sell Position Notional Amount				220,055				128,833
Derivative Assets Used For Hedging Buy Position Notional Amount | $			40,010				33,333
Derivative Financial Asset Used for Hedging, Fair Value				42,674				57,280
Derivative Assets Used For Trading Sell Position Notional Amount				98,295				261,912
Derivative Assets Used For Trading Buy Position Notional Amount | $			16,004				46,670
Derivative Financial Asset Held for Trading, Fair Value				13,356				12,195
Participating cross currency swap contracts six [member]
Disclosure of detailed information about financial instruments [line items]
Derivative Assets Used For Hedging Sell Position Notional Amount				184,622				97,833
Derivative Assets Used For Hedging Buy Position Notional Amount | $			32,008				33,333
Derivative Financial Asset Used for Hedging, Fair Value				42,554				63,358
Derivative Assets Used For Trading Sell Position Notional Amount				95,944				108,349
Derivative Assets Used For Trading Buy Position Notional Amount | $			16,004				18,668
Derivative Financial Asset Held for Trading, Fair Value				17,978				3,930
Participating cross currency swap contracts seven [member]
Disclosure of detailed information about financial instruments [line items]
Derivative Assets Used For Hedging Sell Position Notional Amount				159,500				64,667
Derivative Assets Used For Hedging Buy Position Notional Amount | $			28,007				16,667
Derivative Financial Asset Used for Hedging, Fair Value				42,068				28,394
Derivative Assets Used For Trading Sell Position Notional Amount								135,051
Derivative Assets Used For Trading Buy Position Notional Amount | $							23,335
Derivative Financial Asset Held for Trading, Fair Value								4,674
Participating cross currency swap contracts eight [member]
Disclosure of detailed information about financial instruments [line items]
Derivative Assets Used For Hedging Sell Position Notional Amount				156,999				245,951
Derivative Assets Used For Hedging Buy Position Notional Amount | $			24,006				46,670
Derivative Financial Asset Used for Hedging, Fair Value				14,793				9,893
Derivative Assets Used For Trading Sell Position Notional Amount								215,354
Derivative Assets Used For Trading Buy Position Notional Amount | $							37,336
Derivative Financial Asset Held for Trading, Fair Value								7,813
Participating cross currency swap contracts nine [member]
Disclosure of detailed information about financial instruments [line items]
Derivative Assets Used For Hedging Sell Position Notional Amount				125,231
Derivative Assets Used For Hedging Buy Position Notional Amount | $			20,005
Derivative Financial Asset Used for Hedging, Fair Value				27,096
Derivative Assets Used For Trading Sell Position Notional Amount								174,000
Derivative Assets Used For Trading Buy Position Notional Amount | $							30,000
Derivative Financial Asset Held for Trading, Fair Value								1,506
Participating cross currency swap contracts ten [member]
Disclosure of detailed information about financial instruments [line items]
Derivative Assets Used For Hedging Sell Position Notional Amount				92,887
Derivative Assets Used For Hedging Buy Position Notional Amount | $			16,004
Derivative Financial Asset Used for Hedging, Fair Value				17,169
Derivative Assets Used For Trading Sell Position Notional Amount								186,050
Derivative Assets Used For Trading Buy Position Notional Amount | $							32,669
Derivative Financial Asset Held for Trading, Fair Value								9,936
Participating cross currency swap contracts eleven [member]
Disclosure of detailed information about financial instruments [line items]
Derivative Assets Used For Hedging Sell Position Notional Amount				85,206
Derivative Assets Used For Hedging Buy Position Notional Amount | $			16,004
Derivative Financial Asset Used for Hedging, Fair Value				28,131
Interest Swap Contracts One [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative Assets Used For Trading Sell Position Notional Amount | $			17,778
Derivative Assets Used For Trading Buy Position Notional Amount | $			17,778
Derivative Financial Asset Held for Trading, Fair Value				258
Derivative Liabilities Held For Trading Sell Position Notional Amount | $			22,222				93,340
Derivative Liabilities Held For Trading Buy Position Notional Amount | $			22,222				93,340
Derivative financial liabilities held for trading, fair value				(1,141)				(7,802)
Derivative Liabilities Held For Hedging Sell Position Notional Amount | $			80,020
Derivative Liabilities Held For Hedging Buy Position Notional Amount | $			80,020
Derivatives liabilities held for hedging, fair value				(31,749)
Interest Swap Contracts Two [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative Liabilities Held For Trading Sell Position Notional Amount | $							46,670
Derivative Liabilities Held For Trading Buy Position Notional Amount | $							46,670
Derivative financial liabilities held for trading, fair value								(3,101)
Derivative Liabilities Held For Hedging Sell Position Notional Amount | $			40,010
Derivative Liabilities Held For Hedging Buy Position Notional Amount | $			40,010
Derivatives liabilities held for hedging, fair value				(15,112)
Interest Swap Contracts Three [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative Liabilities Held For Trading Sell Position Notional Amount | $							37,336
Derivative Liabilities Held For Trading Buy Position Notional Amount | $							37,336
Derivative financial liabilities held for trading, fair value								(959)
Derivative Liabilities Held For Hedging Sell Position Notional Amount | $			32,008
Derivative Liabilities Held For Hedging Buy Position Notional Amount | $			32,008
Derivatives liabilities held for hedging, fair value				(10,656)
Interest Swap Contracts Four [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative Liabilities Held For Trading Sell Position Notional Amount | $							32,669
Derivative Liabilities Held For Trading Buy Position Notional Amount | $							32,669
Derivative financial liabilities held for trading, fair value								(849)
Derivative Liabilities Held For Hedging Sell Position Notional Amount | $			28,007
Derivative Liabilities Held For Hedging Buy Position Notional Amount | $			28,007
Derivatives liabilities held for hedging, fair value				(9,334)
Option contract one [member]
Disclosure of detailed information about financial instruments [line items]
Derivative Assets Used For Trading Sell Position Notional Amount | €						€ 25,000
Derivative Assets Used For Trading Buy Position Notional Amount | $							28,038
Derivative Financial Asset Held for Trading, Fair Value								186
Option contract two [member]
Disclosure of detailed information about financial instruments [line items]
Derivative Assets Used For Trading Sell Position Notional Amount | $							50,000
Derivative Assets Used For Trading Buy Position Notional Amount								275,000
Derivative Financial Asset Held for Trading, Fair Value								11
Currency forward contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative Financial Asset Held for Trading, Fair Value								7,585
Derivative financial liabilities held for trading, fair value				(2,813)
Currency forward contracts one [member]
Disclosure of detailed information about financial instruments [line items]
Derivative Assets Used For Trading Buy Position Notional Amount | $							30,000
Derivative Financial Asset Held for Trading, Fair Value								2,081
Derivative Liabilities Held For Trading Buy Position Notional Amount | $			500
Derivative financial liabilities held for trading, fair value				(194)
Currency forward contracts two [member]
Disclosure of detailed information about financial instruments [line items]
Derivative Assets Used For Trading Buy Position Notional Amount | $							7,500
Derivative Financial Asset Held for Trading, Fair Value								952
Derivative Liabilities Held For Trading Buy Position Notional Amount | $			500
Derivative financial liabilities held for trading, fair value				(212)
Currency forward contracts three [member]
Disclosure of detailed information about financial instruments [line items]
Derivative Assets Used For Trading Buy Position Notional Amount | $							7,500
Derivative Financial Asset Held for Trading, Fair Value								916
Derivative Liabilities Held For Trading Buy Position Notional Amount | $			500
Derivative financial liabilities held for trading, fair value				(216)
Currency forward contracts four [member]
Disclosure of detailed information about financial instruments [line items]
Derivative Assets Used For Trading Buy Position Notional Amount | $							10,000
Derivative Financial Asset Held for Trading, Fair Value								1,038
Derivative Liabilities Held For Trading Buy Position Notional Amount | $			500
Derivative financial liabilities held for trading, fair value				(221)
Currency forward contracts five [member]
Disclosure of detailed information about financial instruments [line items]
Derivative Assets Used For Trading Buy Position Notional Amount | $							10,000
Derivative Financial Asset Held for Trading, Fair Value								1,016
Derivative Liabilities Held For Trading Buy Position Notional Amount | $			500
Derivative financial liabilities held for trading, fair value				(226)
Currency forward contracts six [member]
Disclosure of detailed information about financial instruments [line items]
Derivative Assets Used For Trading Buy Position Notional Amount | $							7,500
Derivative Financial Asset Held for Trading, Fair Value								797
Derivative Liabilities Held For Trading Buy Position Notional Amount | $			500
Derivative financial liabilities held for trading, fair value				(232)
Currency forward contracts seven [member]
Disclosure of detailed information about financial instruments [line items]
Derivative Assets Used For Trading Buy Position Notional Amount | $							$ 7,500
Derivative Financial Asset Held for Trading, Fair Value								785
Derivative Liabilities Held For Trading Buy Position Notional Amount | $			500
Derivative financial liabilities held for trading, fair value				(237)
Currency forward contracts eight [member]
Disclosure of detailed information about financial instruments [line items]
Derivative Liabilities Held For Trading Buy Position Notional Amount | $			500
Derivative financial liabilities held for trading, fair value				(242)
Currency forward contracts nine [member]
Disclosure of detailed information about financial instruments [line items]
Derivative Liabilities Held For Trading Buy Position Notional Amount | $			500
Derivative financial liabilities held for trading, fair value				(250)
Currency forward contracts ten [member]
Disclosure of detailed information about financial instruments [line items]
Derivative Liabilities Held For Trading Buy Position Notional Amount | $			500
Derivative financial liabilities held for trading, fair value				(253)
Currency forward contracts eleven [member]
Disclosure of detailed information about financial instruments [line items]
Derivative Liabilities Held For Trading Buy Position Notional Amount | $			500
Derivative financial liabilities held for trading, fair value				(262)
Currency forward contracts twelve [member]
Disclosure of detailed information about financial instruments [line items]
Derivative Liabilities Held For Trading Buy Position Notional Amount | $			$ 500
Derivative financial liabilities held for trading, fair value				(268)
Cross currency swap, participating cross currency swap, FX swap and option contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative Financial Asset Held for Trading, Fair Value								₺ 436,295
Cross currency swap, participating cross currency swap, FX swap and interest swap contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities held for trading, fair value				₺ (38,319)